Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Restricted Stock Units Activity
A summary of the restricted stock unit activity under the 2018 Plan is presented below:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	33,548	$21.93
Granted	29,614	$3.99
Vested	(1,845)	$64.80
Forfeited	(15,485)	$14.67

Outstanding at September 30, 2021	45,832	$11.06

A summary of the activity and related information of the restricted stock units is presented below:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2018	59,767	$672.75
Granted	12,010	98.75
Vested and released	(48,269)	698.25
Forfeited	(12,644)	497.75

Outstanding at December 31, 2019	10,864	$128.82
Granted	32,019	10.82
Vested and released	(7,906)	114.55
Forfeited	(1,429)	101.79

Outstanding at December 31, 2020	33,548	$21.93

Schedule of Restricted Stock Awards Activity
A summary of the activity and related information of the restricted stock awards is presented below:

	Restricted Stock Awards (in shares)	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2019	—	$—
Granted	286,161	4.77
Forfeited	—	—
Vested	—	—

Outstanding at December 31, 2020	286,161	$4.77

Schedule of Stock-based Compensation Expense Recorded in Operating Expenses
Stock-based compensation expense recorded in operating expenses was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Selling, general and administrative	$78	$757	$1,551	$2,424
Research and development	27	115	251	317

Stock-based compensation in operating expenses	$105	$872	$1,802	$2,741

Stock-based compensation expense recorded in operating expenses was as follows (in thousands):

	Year Ended December 31,
	2020	2019
Selling, general and administrative	$3,235	$16,141
Research and development	444	1,537

Stock-based compensation in operating expenses	$3,679	$17,678

Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Options Activity
A summary of the stock option activity under the 2018 Equity Incentive Plan (the “2018 Plan”) and the 2018 Stock Compensation Plan is presented below:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	124,171	$363.31	6.42
Forfeited	(15,173)	$87.28

Outstanding at September 30, 2021	108,998	$401.74	4.82	$—

Exercisable at September 30, 2021	95,096	$455.95	4.32	$—

Vested and expected to vest at September 30, 2021	108,998	$401.74	4.80	$—

A summary of the activity and related information of the stock options issued under the 2018 Equity Incentive Plan and the Compensation Plan is presented below:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2018	76,804	$714.75	9.43	$—

Granted	60,854	30.50
Forfeited	(12,079)	670.25

Outstanding at December 31, 2019	125,579	$387.50	9.43	$—

Granted	11,729	30.69
Forfeited	(13,137)	297.57

Outstanding at December 31, 2020	124,171	$363.31	6.42	$—

Exercisable at December 31, 2020	84,376	$466.78	5.89	$—

Vested and expected to vest at December 31, 2020	124,171	$363.31	6.42	$—

Stock Option Activity Two Thousand Twenty Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Options Activity
A summary of the stock option activity under the 2020 Inducement Equity Incentive Plan (the “2020 Plan”) is presented below:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	18,000	$25.50	9.24

Outstanding at September 30, 2021	18,000	$25.50	8.50	$—

Exercisable at September 30, 2021	6,750	$25.50	8.50	$—

Vested and expected to vest at September 30, 2021	18,000	$25.50	8.50	$—

Two Thousand Eighteen Restricted Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Restricted Stock Awards Activity
A summary of the restricted stock award activity under the 2018 Plan is presented below:

	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	286,161	$4.77
Granted	103,939	$4.82
Vested	(31,388)	$6.96
Forfeited	(50,082)	$5.10

Outstanding at September 30, 2021	308,630	$4.51

Schedule of Fair Value of Options Using the Black Scholes Option Pricing Model and Assumptions Used
The fair value of the stock options issued under the 2018 Plan was estimated using the Black Scholes option pricing model and the weighted-average assumptions used in the model are noted in the following table:

	Year Ended December 31,
	2020	2019
Risk-free interest rate	1.3%	1.6%
Volatility	58.96%	59.26%
Expected dividend yield	0.00%	0.00%
Expected life (in years)	5.8	5.9

Two Thousand Twenty Restricted Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Restricted Stock Awards Activity
A summary of the restricted stock award activity under the 2020 Plan is presented below:

	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	4,375	$25.50
Vested	(625)	$25.50

Outstanding at September 30, 2021	3,750	$25.50

Schedule of Fair Value of Options Using the Black Scholes Option Pricing Model and Assumptions Used
The fair value of the stock options issued under the 2020 Plan was estimated using the Black Scholes option pricing model and the weighted-average assumptions used in the model are noted in the following table:

Year Ended December 31,
2020
Risk-free interest rate	0.5%
Volatility	58.33%
Expected dividend yield	0.00%
Expected life (in years)	6.3